Investment Portfolio - March 31, 2022

(unaudited)

UNCONSTRAINED BOND SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS - 0.6%

Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Jonah Energy Parent LLC*2
(Identified Cost $1,288,725)	85,915	$4,870,521

PREFERRED STOCKS - 1.2%

Health Care - 0.4%
Pharmaceuticals - 0.4%
Harrow Health, Inc., 8.625%, 4/30/2026	109,800	2,874,564

Information Technology - 0.8%
Software - 0.8%
Argo Blockchain plc (United Kingdom), 8.75%, 11/30/2026	75,000	1,732,500
Greenidge Generation Holdings, Inc., 8.50%, 10/31/2026	70,000	1,543,500
Synchronoss Technologies, Inc., 8.375%, 6/30/2026	152,955	3,250,294
TOTAL PREFERRED STOCKS
(Identified Cost $10,170,384)		9,400,858

LOAN ASSIGNMENTS - 2.4%

American Axle & Manufacturing, Inc., Tranche B Term Loan, Term B, (3 mo. LIBOR US + 2.250%), 3.00%, 4/6/2024[3]	6,729,957	6,679,482
Tutor Perini Corp., Term Loan, Term B, (1 mo. LIBOR US + 4.75%), 5.75%, 8/18/2027[3]	6,914,899	6,776,601
The Hertz Corp., Term Loan, Term B-EXIT, (1 mo. LIBOR US + 3.500%), 3.75%, 6/30/2028[3]	4,184,368	4,146,584
Term C-EXIT, (1 mo. LIBOR US + 3.500%), 3.75%, 6/30/2028[3]	794,552	787,377
TOTAL LOAN ASSIGNMENTS
(Identified Cost $18,558,991)		18,390,044

CORPORATE BONDS - 38.3%

Non-Convertible Corporate Bonds- 38.3%
Communication Services - 4.0%
Diversified Telecommunication Services - 0.7%
Lumen Technologies, Inc., 7.50%, 4/1/2024	5,075,000	5,345,509
Entertainment - 1.6%
Magallanes, Inc.,
(U.S. Secured Overnight Financing Index + 1.780%), 2.038%, 3/15/2024[3,4]	7,500,000	7,566,365
4.054%, 3/15/2029[4]	4,500,000	4,526,703
		12,093,068

	SHARES/ PRINCIPAL AMOUNT[1]		VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Communication Services (continued)
Interactive Media & Services - 0.9%
Tencent Holdings Ltd. (China), 3.975%, 4/11/2029[4]		6,650,000	$6,642,581

Media - 0.4%
Quebecor Media, Inc. (Canada), 5.75%, 1/15/2023		3,022,000	3,074,116

Wireless Telecommunication Services - 0.4%
Sprint Communications, Inc., 6.00%, 11/15/2022		1,650,000	1,687,413
Sprint Corp., 7.875%, 9/15/2023		1,537,000	1,633,946
			3,321,359
Total Communication Services			30,476,633

Consumer Discretionary - 2.5%
Automobiles - 1.0%
Ford Motor Credit Co. LLC,
2.979%, 8/3/2022		2,050,000	2,049,218
3.35%, 11/1/2022		3,518,000	3,527,540
3.087%, 1/9/2023		2,185,000	2,184,599
			7,761,357
Hotels, Restaurants & Leisure - 0.6%
Expedia Group, Inc., 3.25%, 2/15/2030		3,400,000	3,245,460
MGM Resorts International, 6.00%, 3/15/2023		1,500,000	1,534,785
			4,780,245
Internet & Direct Marketing Retail - 0.9%
Alibaba Group Holding Ltd. (China), 4.00%, 12/6/2037		3,210,000	2,994,289
Gaming Innovation Group plc (Malta), (3 mo. STIB + 8.500%), 8.50%, 6/11/2024 (Acquired 01/26/2022, cost $1,097,585)[3,5]	SEK	10,000,000	1,058,310
North Investment Group AB (Sweden), (3 mo. STIB + 9.000%), 9.00%, 5/5/2024 (Acquired 04/22/2021, cost $2,818,941)[3,5]	SEK	23,750,000	2,525,957
			6,578,556
Total Consumer Discretionary			19,120,158

Consumer Staples - 0.9%
Food & Staples Retailing - 0.9%
Campbell Soup Co., 3.65%, 3/15/2023		4,680,000	4,736,008
Greenfood AB (Sweden), (3 mo. STIB + 7.000%), 7.00%, 11/4/2025 (Acquired 10/28/2021, cost $2,486,820)[3,5]	SEK	21,250,000	2,229,705
Total Consumer Staples			6,965,713
Energy - 7.3%
Energy Equipment & Services - 0.9%
Kent Global plc (United Kingdom), 10.00%, 6/28/2026		3,500,000	3,490,989

Investment Portfolio - March 31, 2022

(unaudited)

UNCONSTRAINED BOND SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Energy Equipment & Services (continued)
Petrofac Ltd. (United Kingdom), 9.75%, 11/15/2026[4]	3,755,000	$3,433,294
		6,924,283
Oil, Gas & Consumable Fuels - 6.4%
Brooge Petroleum and Gas Investment Co. FZE (United Arab Emirates), 8.50%, 9/24/2025[4]	5,008,508	5,068,402
Cenovus Energy, Inc. (Canada), 6.75%, 11/15/2039	3,910,000	4,863,532
DCP Midstream Operating LP, 3.875%, 3/15/2023	5,000,000	4,999,401
Energy Transfer LP, 4.25%, 3/15/2023	4,000,000	4,044,019
EQM Midstream Partners LP, 4.75%, 7/15/2023	3,414,000	3,439,104
International Petroleum Corp. (Canada), 7.25%, 2/1/2027[4]	1,000,000	993,102
Kinder Morgan Energy Partners LP, 6.95%, 1/15/2038	3,500,000	4,390,851
Navigator Holdings Ltd., 8.00%, 9/10/2025[4]	3,550,000	3,591,115
PetroTal Corp. (Peru), 12.00%, 2/16/2024 (Acquired 02/01/2021, cost $3,230,000)[5]	3,400,000	3,495,427
Ping Petroleum UK Ltd. (Bermuda), 12.00%, 7/29/2024 (Acquired 07/14/2021-09/15/2021, cost $2,664,463)[5]	2,715,000	2,660,700
Sabine Pass Liquefaction LLC, 5.75%, 5/15/2024	7,000,000	7,336,206
The Williams Companies, Inc., 2.60%, 3/15/2031	3,550,000	3,267,029
		48,148,888
Total Energy		55,073,171

Financials - 8.0%
Banks - 2.2%
Bank of America Corp.,
(3 mo. LIBOR US + 0.760%), 1.586%, 9/15/2026[3]	3,561,000	3,490,208
6.11%, 1/29/2037	2,300,000	2,750,878
Citigroup, Inc., 4.45%, 9/29/2027	3,700,000	3,817,638
JPMorgan Chase & Co., 8.00%, 4/29/2027	3,000,000	3,621,652
Popular, Inc. (Puerto Rico), 6.125%, 9/14/2023	3,135,000	3,212,693
		16,893,069
Capital Markets - 2.5%
Blackstone Secured Lending Fund, 2.75%, 9/16/2026	1,850,000	1,725,227

	SHARES/ PRINCIPAL AMOUNT[1]		VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Capital Markets (continued)
Drawbridge Special Opportunities Fund LP - Drawbridge Special Opportunities Finance Corporation, 3.875%, 2/15/2026[4]		2,850,000	$2,770,057
Owl Rock Technology Finance Corp., 3.75%, 6/17/2026[4]		3,000,000	2,864,455
StoneX Group, Inc., 8.625%, 6/15/2025[4]		3,580,000	3,739,582
The Goldman Sachs Group, Inc. (U.S. Secured Overnight Financing Rate + 1.390%), 1.648%, 3/15/2024[3]		7,500,000	7,559,349
			18,658,670
Consumer Finance - 1.7%
Navient Corp.,
5.50%, 1/25/2023		6,245,000	6,349,891
6.75%, 6/25/2025		500,000	512,523
OneMain Finance Corp., 5.625%, 3/15/2023		2,000,000	2,033,113
PRA Group, Inc., 7.375%, 9/1/2025[4]		3,570,000	3,721,998
			12,617,525
Diversified Financial Services - 1.1%
Blackstone Private Credit Fund, 2.625%, 12/15/2026[4]		1,785,000	1,603,768
FS Energy & Power Fund, 7.50%, 8/15/2023[4]		3,235,000	3,312,026
Liberty Commercial Finance LLC, 6.00%, 6/30/2026 (Acquired 06/22/2021, cost $1,000,000)[5]		1,000,000	961,808
Novedo Holding AB (Sweden), (3 mo. STIB + 6.500%), 6.50%, 11/26/2024 (Acquired 11/15/2021-03/30/2022, cost $2,935,885)[3,5]	SEK	26,250,000	2,743,801
			8,621,403
Mortgage Real Estate Investment Trusts (REITS) - 0.5%
Arbor Realty Trust, Inc., 8.00%, 4/30/2023 (Acquired 05/10/2021, cost $3,785,222)[5]		3,555,000	3,630,771
Total Financials			60,421,438

Industrials - 7.4%
Airlines - 1.9%
Alaska Airlines Pass-Through Trust, Series 2020-1, Class B, 8.00%, 8/15/2025[4]		4,746,125	5,028,134
Southwest Airlines Co., 5.25%, 5/4/2025		3,000,000	3,151,995
United Airlines Pass-Through Trust, Series 2019-2, Class B, 3.50%, 5/1/2028		3,877,121	3,496,438
United Airlines Pass-Through Trust, Series 2018-1, Class B, 4.60%, 3/1/2026		2,925,901	2,754,041
			14,430,608

Investment Portfolio - March 31, 2022

(unaudited)

UNCONSTRAINED BOND SERIES	SHARES/ PRINCIPAL AMOUNT[1]		VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Building Products - 0.3%
Eco Material Technologies, Inc., 7.875%, 1/31/2027[4]		1,835,000	$1,827,744
Commercial Services & Supplies - 1.4%
Airswift Global AS (United Kingdom), (3 mo. LIBOR US + 8.500%), 8.895%, 5/12/2025 (Acquired 05/03/2021, cost $7,000,000)[3,5]		7,000,000	7,004,083
Legal Business Services LLC, 8.00%, 6/15/2026 (Acquired 06/14/2021, cost $4,000,000)[5]		4,000,000	3,913,437
			10,917,520
Construction & Engineering - 0.5%
Railworks Holdings LP - Railworks Rally, Inc., 8.25%, 11/15/2028[4]		3,735,000	3,834,044
Electrical Equipment - 0.3%
Joetul AS (Norway), (3 mo. NIBOR + 6.950%), 7.92%, 10/6/2024[3]	NOK	23,000,000	2,556,661

Marine - 1.8%
American Tanker, Inc. (Norway), 7.75%, 7/2/2025		6,560,000	6,297,600
Seaspan Corp. (Hong Kong), 6.50%, 2/5/2024[4]		7,000,000	7,087,502
			13,385,102
Road & Rail - 0.2%
BNSF Funding Trust I, (3 mo. LIBOR US + 2.350%), 6.613%, 12/15/2055[6]		1,500,000	1,591,528

Trading Companies & Distributors - 1.0%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 3.00%, 10/29/2028		1,970,000	1,815,859
Ashtead Capital, Inc. (United Kingdom), 4.00%, 5/1/2028[4]		1,500,000	1,478,846
Avolon Holdings Funding Ltd. (Ireland), 3.25%, 2/15/2027[4]		4,500,000	4,229,770
			7,524,475
Total Industrials			56,067,682

Information Technology - 1.2%
Software - 1.2%
Cabonline Group Holding AB (Sweden), (3 mo. STIB + 9.500%), 9.557%, 4/19/2026[3,4,7]	SEK	17,500,000	1,861,227
Extenda Retail Holding 1 AB (Sweden), (3 mo. STIB + 6.750%), 6.831%, 3/30/2027 (Acquired 03/24/2022, cost $3,620,906)[3,5]	SEK	34,000,000	3,613,414

	SHARES/ PRINCIPAL AMOUNT[1]		VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Information Technology (continued)
Software (continued)
Media & Games Invest SE (Malta), (3 mo. EURIBOR + 5.750%), 5.75%, 11/27/2024[3,4]	EUR	3,200,000	$3,504,247
Total Information Technology			8,978,888

Materials - 1.6%
Metals & Mining - 1.6%
Copper Mountain Mining Corp. (Canada), 8.00%, 4/9/2026[4]		3,528,000	3,555,983
Infrabuild Australia Pty Ltd. (Australia), 12.00%, 10/1/2024[4]		3,425,000	3,491,032
Newcastle Coal Infrastructure Group Pty Ltd. (Australia), 4.40%, 9/29/2027[4]		1,750,000	1,622,605
Northwest Acquisitions ULC - Dominion Finco, Inc., 7.125%, 11/1/2022 (Acquired 10/06/2017-09/12/2019, cost $4,353,936)[5,8]		5,870,000	587
Tacora Resources, Inc. (Canada), 8.25%, 5/15/2026[4]		1,890,000	1,838,995
Warrior Met Coal, Inc., 7.875%, 12/1/2028[4]		1,815,000	1,916,641
Total Materials			12,425,843

Real Estate - 3.6%
Equity Real Estate Investment Trusts (REITS) - 2.7%
Crown Castle International Corp., 3.10%, 11/15/2029		2,250,000	2,138,722
IIP Operating Partnership LP, 5.50%, 5/25/2026		3,500,000	3,501,159
Pelorus Fund REIT LLC, 7.00%, 9/30/2026 (Acquired 09/21/2021, cost $3,500,000)[5]		3,500,000	3,454,587
SBA Tower Trust,
2.836%, 1/15/2025[4]		3,500,000	3,445,435
1.884%, 1/15/2026[4]		2,750,000	2,597,242
Simon Property Group LP, 2.65%, 2/1/2032		5,500,000	5,089,469
			20,226,614
Real Estate Management & Development - 0.9%
Carrington Holding Co. LLC, 8.00%, 1/1/2026[4]		3,500,000	3,575,993
Trym AS (Norway), (3 mo. NIBOR + 7.750%), 9.07%, 9/10/2024 (Acquired 08/31/2021, cost $3,446,157)[3,5]	NOK	30,000,000	3,421,742
			6,997,735
Total Real Estate			27,224,349

Utilities - 1.8%
Electric Utilities - 1.3%
Alexander Funding Trust, 1.841%, 11/15/2023[4]		10,000,000	9,699,485

Investment Portfolio - March 31, 2022

(unaudited)

UNCONSTRAINED BOND SERIES	SHARES/
	PRINCIPAL
	AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Utilities (continued)
Independent Power and Renewable Electricity Producers - 0.5%
TerraForm Power Operating LLC, 4.25%, 1/31/2023[4]	672,000	$673,913
Vistra Operations Co. LLC, 3.55%, 7/15/2024[4]	3,500,000	3,471,614
		4,145,527
Total Utilities		13,845,012

TOTAL CORPORATE BONDS
(Identified Cost $301,882,776)		290,598,887

ASSET-BACKED SECURITIES - 26.5%
Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2, 1.937%, 8/15/2046[4]	4,500,000	4,147,599
BRSP Ltd., Series 2021-FL1, Class A, (1 mo. LIBOR US + 1.150%), 1.599%, 8/19/2038[3,4]	3,000,000	2,956,642
Business Jet Securities LLC, Series 2021-1A, Class A, 2.162%, 4/15/2036[4]	4,438,367	4,131,191
CF Hippolyta LLC,
Series 2020-1, Class A1, 1.69%, 7/15/2060[4]	3,774,064	3,569,509
Series 2020-1, Class B1, 2.28%, 7/15/2060[4]	1,841,007	1,737,792
CLI Funding VIII LLC, Series 2021-1A, Class A, 1.64%, 2/18/2046[4]	5,975,602	5,428,129
College Ave Student Loans LLC, Series 2021-A, Class A2, 1.60%, 7/25/2051[4]	2,174,868	2,032,444
Commonbond Student Loan Trust, Series 2019-AGS, Class A1, 2.54%, 1/25/2047[4]	2,297,171	2,259,875
CoreVest American Finance Trust, Series 2019-1, Class A, 3.324%, 3/15/2052[4]	2,971,942	2,983,288
Series 2019-3, Class A, 2.705%, 10/15/2052[4]	2,279,619	2,222,086
Series 2020-3, Class A, 1.358%, 8/15/2053[4]	1,367,540	1,246,907
Series 2020-4, Class A, 1.174%, 12/15/2052[4]	1,111,093	1,033,965
Credit Acceptance Auto Loan Trust, Series 2021-2A, Class C, 1.64%, 6/17/2030[4]	3,800,000	3,573,194
Series 2021-3A, Class C, 1.63%, 9/16/2030[4]	3,000,000	2,825,233
DataBank Issuer, Series 2021-1A, Class A2, 2.06%, 2/27/2051[4]	5,200,000	4,818,924
Diamond Infrastructure Funding LLC, Series 2021-1A, Class A, 1.76%, 4/15/2049[4]	5,000,000	4,533,085

	SHARES/
	PRINCIPAL
	AMOUNT[1]	VALUE

ASSET-BACKED SECURITIES (continued)

EDvestinU Private Education Loan Issue No. 1 LLC,
Series 2019-A, Class A, 3.58%, 11/25/2038[4]	2,035,431	$2,025,512
Series 2021-A, Class A, 1.80%, 11/25/2045[4]	2,168,540	2,007,607
Flexential Issuer, Series 2021-1A, Class A2, 3.25%, 11/27/2051[4]	4,760,000	4,512,197
FS RIALTO, Series 2021-FL2, Class A, (Cayman Islands) (1 mo. LIBOR US + 1.220%), 1.651%, 5/16/2038[3,4]	3,000,000	2,966,960
Goodgreen Trust, Series 2020-1A, Class A, 2.63%, 4/15/2055[4]	3,848,351	3,621,126
Hertz Vehicle Financing LLC, Series 2021-1A, Class B, 1.56%, 12/26/2025[4]	3,000,000	2,841,336
Hotwire Funding LLC, Series 2021-1, Class A2, 2.311%, 11/20/2051[4]	3,500,000	3,273,397
HTS Fund I LLC, Series 2021-1, Class A, 1.411%, 8/25/2036[4]	1,750,000	1,724,396
ITE Rail Fund Levered LP, Series 2021-3A, Class A, 2.21%, 6/28/2051[4]	5,788,621	5,366,333
KREF Ltd., Series 2021-FL2, Class AS, (1 mo. LIBOR US + 1.300%), 1.741%, 2/15/2039[3,4]	3,500,000	3,424,181
Laurel Road Prime Student Loan Trust,
Series 2019-A, Class A2FX, 2.73%, 10/25/2048[4]	618,788	618,699
LCCM Trust,
Series 2021-FL2, Class AS, (1 mo. LIBOR US + 1.550%), 1.947%, 12/13/2038[3,4]	2,000,000	1,969,864
Series 2021-FL2, Class B, (1 mo. LIBOR US + 1.900%), 2.297%, 12/13/2038[3,4]	3,000,000	2,959,612
Navient Private Education Loan Trust,
Series 2014-1, Class A3, (1 mo. LIBOR US + 0.510%), 0.967%, 6/25/2031[3]	4,477,847	4,390,055
Series 2015-BA, Class A3, (1 mo. LIBOR US + 1.450%), 1.847%, 7/16/2040[3,4]	2,240,030	2,243,629
Series 2017-2A, Class A, (1 mo. LIBOR US + 1.050%), 1.507%, 12/27/2066[3,4]	3,387,589	3,396,411
Series 2020-1A, Class A1B, (1 mo. LIBOR US + 1.050%), 1.507%, 6/25/2069[3,4]	2,574,962	2,587,926
Series 2020-GA, Class A, 1.17%, 9/16/2069[4]	763,410	738,380
Series 2021-1A, Class A1A, 1.31%, 12/26/2069[4]	6,184,771	5,561,007
Series 2021-A, Class A, 0.84%, 5/15/2069[4]	1,151,105	1,099,528
Series 2022-A, Class A, 2.23%, 7/15/2070[4]	4,000,000	3,868,544
Oxford Finance Funding LLC,
Series 2019-1A, Class A2, 4.459%, 2/15/2027[4]	4,654,844	4,692,126

Investment Portfolio - March 31, 2022

(unaudited)

UNCONSTRAINED BOND SERIES	SHARES/
	PRINCIPAL
	AMOUNT[1]	VALUE

ASSET-BACKED SECURITIES (continued)

Oxford Finance Funding LLC, (continued)
Series 2020-1A, Class A2, 3.101%, 2/15/2028[4]	6,026,490	$6,032,247
Series 2020-1A, Class B, 4.037%, 2/15/2028[4]	3,328,513	3,310,126
Series 2022-1A, Class A2, 3.602%, 2/15/2030[4]	4,650,000	4,509,943
PEAR LLC, Series 2021-1, Class A, 2.60%, 1/15/2034 (Acquired 11/16/2021, cost $5,563,472)[5]	5,563,472	5,398,800
Progress Residential Trust,
Series 2019-SFR2, Class A, 3.147%, 5/17/2036[4]	8,515,455	8,392,367
Series 2019-SFR4, Class A, 2.687%, 10/17/2036[4]	3,800,000	3,738,340
Slam Ltd., Series 2021-1A, Class A, (Cayman Islands), 2.434%, 6/15/2046[4]	6,099,840	5,591,620
SMB Private Education Loan Trust,
Series 2014-A, Class A3, (1 mo. LIBOR US + 1.500%), 1.897%, 4/15/2032[3,4]	3,338,524	3,347,149
Series 2019-B, Class A2A, 2.84%, 6/15/2037[4]	3,115,105	3,059,292
Series 2020-B, Class A1A, 1.29%, 7/15/2053[4]	1,785,849	1,680,805
SoFi Professional Loan Program LLC,
Series 2016-C, Class A2B, 2.36%, 12/27/2032[4]	31,935	31,945
Series 2017-F, Class A2FX, 2.84%, 1/25/2041[4]	229,630	228,727
Stack Infrastructure Issuer LLC,
Series 2021-1A, Class A2, 1.877%, 3/26/2046[4]	3,400,000	3,145,207
Stonepeak, Series 2021-1A, Class AA, 2.301%, 2/28/2033[4]	1,093,209	1,030,240
Store Master Funding I-VII and XIV,
Series 2019-1, Class A1, 2.82%, 11/20/2049[4]	2,392,919	2,303,625
Textainer Marine Containers VII Ltd.,
Series 2021-1A, Class A, (China), 1.68%, 2/20/2046[4]	6,028,000	5,462,865
Towd Point Mortgage Trust,
Series 2016-5, Class A1, 2.50%, 10/25/2056[4,9]	322,484	322,495
Series 2017-1, Class A1, 2.75%, 10/25/2056[4,9]	1,020,240	1,020,237
Series 2018-2, Class A1, 3.25%, 3/25/2058[4,9]	729,900	730,198
Series 2019-HY1, Class A1, (1 mo. LIBOR US + 1.000%), 1.457%, 10/25/2048[3,4]	1,712,905	1,711,350
Tricon American Homes, Series 2020-SFR1, Class C, 2.249%, 7/17/2038[4]	2,500,000	2,310,014
Trinity Rail Leasing 2018 LLC, Series 2020-1A, Class A, 1.96%, 10/17/2050[4]	2,493,537	2,329,718
Trinity Rail Leasing 2021 LLC, Series 2021-1A, Class A, 2.26%, 7/19/2051[4]	1,946,335	1,795,644

	SHARES/
	PRINCIPAL
	AMOUNT[1]	VALUE

ASSET-BACKED SECURITIES (continued)

Triton Container Finance VIII LLC, Series 2021-1A, Class A, (Bermuda), 1.86%, 3/20/2046[4]	6,039,000	$5,481,282
TRP LLC, Series 2021-1, Class A, 2.07%, 6/19/2051[4]	2,963,137	2,735,117
Vantage Data Centers Issuer LLC,
Series 2020-1A, Class A2, 1.645%, 9/15/2045[4]	6,500,000	6,035,572
Vertical Bridge Holdings LLC, Series 2020-2A, Class A, 2.636%, 9/15/2050[4]	4,000,000	3,799,672
TOTAL ASSET-BACKED SECURITIES
(Identified Cost $210,804,151)		200,923,286

COMMERCIAL MORTGAGE-BACKED SECURITIES - 11.0%

BDS, Series 2021-FL8, Class B, (Cayman Islands) (1 mo. LIBOR US + 1.350%), 1.818%, 1/18/2036[3,4]	3,000,000	2,940,528
Brean Asset Backed Securities Trust,
Series 2021-RM2, Class A, 1.75%, 10/25/2061[4,9]	2,980,782	2,751,594
CIM Trust, Series 2019-INV1, Class A1, 4.00%, 2/25/2049[4,9]	104,291	104,812
Credit Suisse Mortgage Capital Trust,
Series 2013-TH1, Class A1, 2.13%, 2/25/2043[4,9]	127,191	125,316
Fannie Mae REMICS, Series 2018-31, Class KP, 3.50%, 7/25/2047	167,554	169,135
Fontainebleau Miami Beach Trust,
Series 2019-FBLU, Class A, 3.144%, 12/10/2036[4]	4,480,000	4,393,971
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series K021, Class X1 (IO), 1.384%, 6/25/2022[9]	11,927,294	12,500
Series K030, Class X1 (IO), 0.146%, 4/25/2023[9]	50,447,248	73,537
Series K032, Class X1 (IO), 0.070%, 5/25/2023[9]	30,113,555	31,777
Series K106, Class X1 (IO), 1.354%, 1/25/2030[9]	53,839,954	4,803,829
FREMF Mortgage Trust,
Series 2013-K28, Class X2A (IO), 0.10%, 6/25/2046[4]	79,055,469	49,761
Series 2015-K42, Class B, 3.849%, 1/25/2048[4,9]	1,900,000	1,895,149
Series 2015-K43, Class B, 3.732%, 2/25/2048[4,9]	1,500,000	1,487,549
GS Mortgage Securities Corp. Trust,
Series 2021-RENT, Class B, (1 mo. LIBOR US + 1.100%), 1.549%, 11/21/2035[3,4]	3,958,981	3,908,111
GS Mortgage-Backed Securities Trust,
Series 2021-GR3, Class A6, 2.50%, 4/25/2052[4,9]	6,188,610	5,930,570
Series 2021-PJ9, Class A8, 2.50%, 2/26/2052[4,9]	3,657,829	3,506,975

Investment Portfolio - March 31, 2022

(unaudited)

UNCONSTRAINED BOND SERIES	SHARES/
	PRINCIPAL
	AMOUNT[1]		VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

GS Mortgage-Backed Securities Trust, (continued)
Series 2022-PJ1, Class A15, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.850%), 0.949%, 5/28/2052[3,4]		4,839,589	$4,728,427
Series 2022-PJ3, Class A24, 3.00%, 8/26/2052[4,9]		9,994,000	9,747,273
Imperial Fund Mortgage Trust, Series 2022-NQM2, Class A1, 3.638%, 3/25/2067[4,10]		7,500,000	7,424,579
J.P. Morgan Mortgage Trust,
Series 2014-2, Class 1A1, 3.00%, 6/25/2029[4,9]		263,301	259,879
Series 2022-INV3, Class A4B, 3.00%, 9/25/2052[4,9]		8,000,000	7,832,500
Metlife Securitization Trust, Series 2019-1A, Class A, 3.75%, 4/25/2058[4,9]		950,765	947,628
New Residential Mortgage Loan Trust,
Series 2014-3A, Class AFX3, 3.75%, 11/25/2054[4,9]		302,893	302,522
Series 2015-2A, Class A1, 3.75%, 8/25/2055[4,9]		427,957	426,925
Series 2019-2A, Class A1, 4.25%, 12/25/2057[4,9]		2,148,918	2,176,862
NYMT Loan Trust, Series 2022-CP1, Class A1, 2.042%, 7/25/2061[4]		2,706,599	2,614,954
RCKT Mortgage Trust, Series 2021-6, Class A5, 2.50%, 12/25/2051[4,9]		5,809,146	5,553,230
RUN Trust, Series 2022-NQM1, Class A1, 4.00%, 3/25/2067[4,9]		3,512,000	3,484,212
Sequoia Mortgage Trust,
Series 2013-2, Class A, 1.874%, 2/25/2043[9]		143,711	138,850
Series 2013-6, Class A2, 3.00%, 5/25/2043[9]		1,465,960	1,411,521
Series 2013-7, Class A2, 3.00%, 6/25/2043[9]		142,979	137,669
Series 2013-8, Class A1, 3.00%, 6/25/2043[9]		165,973	159,809
Starwood Retail Property Trust, Series 2014-STAR, Class A, (1 mo. LIBOR US + 1.470%), 1.867%, 11/15/2027[3,4]		1,777,115	1,173,134
Sutherland Commercial Mortgage Trust,
Series 2019-SBC8, Class A, 2.86%, 4/25/2041[4,9]		2,531,891	2,401,969
WinWater Mortgage Loan Trust, Series 2015-1, Class A1, 3.50%, 1/20/2045[4,9]		88,154	86,298
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Identified Cost $83,434,353)			83,193,355

FOREIGN GOVERNMENT BONDS - 1.7%

Mexican Government Bond (Mexico), 6.50%, 6/9/2022	MXN	126,000,000	6,330,480

	SHARES/
	PRINCIPAL
	AMOUNT[1]	VALUE

FOREIGN GOVERNMENT BONDS (continued)

Mexico Government International Bond (Mexico), 4.125%, 1/21/2026	1,800,000	$1,891,972
Republic of Italy Government International Bond (Italy), 2.375%, 10/17/2024	4,500,000	4,428,290
TOTAL FOREIGN GOVERNMENT BONDS
(Identified Cost $15,849,929)		12,650,742

MUNICIPAL BONDS - 0.4%

Hawaii, Series GC, G.O. Bond, 2.632%, 10/1/2037
(Identified Cost $4,062,830)	3,905,000	3,482,956

MUTUAL FUND - 2.2%

VanEck J.P. Morgan EM Local Currency Bond ETF
(Identified Cost $20,043,402)	609,000	16,436,910

U.S. TREASURY SECURITIES - 4.1%

U.S. Treasury Notes - 4.1%
U.S. Treasury Note
0.125%, 8/31/2023	21,400,000	20,825,711
0.375%, 8/15/2024	10,460,000	9,969,687
TOTAL U.S. TREASURY SECURITIES
(Identified Cost $31,831,724)		30,795,398

U.S. GOVERNMENT AGENCIES - 0.3%

Mortgage-Backed Securities - 0.3%
Fannie Mae
Pool #888810, UMBS, 5.50%, 11/1/2022	89	89
Pool #AD0462, UMBS, 5.50%, 10/1/2024	3,569	3,689
Pool #MA0115, UMBS, 4.50%, 7/1/2029	33,872	35,557
Pool #MA1834, UMBS, 4.50%, 2/1/2034	138,934	147,023
Pool #995876, UMBS, 6.00%, 11/1/2038	233,123	259,318
Pool #AW5338, UMBS, 4.50%, 6/1/2044	543,056	570,026
Pool #AS3878, UMBS, 4.50%, 11/1/2044	461,054	488,796
Pool #BE7845, UMBS, 4.50%, 2/1/2047	98,039	103,010
Freddie Mac
Pool #G12655, 6.00%, 5/1/2022	0	0
Pool #G12988, 6.00%, 1/1/2023	517	521
Pool #G13078, 6.00%, 3/1/2023	722	727

Investment Portfolio - March 31, 2022

(unaudited)

UNCONSTRAINED BOND SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac (continued)
Pool #G13331, 5.50%, 10/1/2023	787	$803
Pool #C91359, 4.50%, 2/1/2031	93,569	98,361
Pool #D98711, 4.50%, 7/1/2031	266,353	279,993
Pool #C91746, 4.50%, 12/1/2033	202,589	214,577
Pool #G05900, 6.00%, 3/1/2040	40,049	44,750
TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $2,229,006)		2,247,240

SHORT-TERM INVESTMENT - 7.7%

Dreyfus Government Cash Management, Institutional Shares, 0.19%[11]
(Identified Cost $58,039,043)	58,039,043	58,039,043

TOTAL INVESTMENTS - 96.4%
(Identified Cost $758,195,314)		731,029,240
OTHER ASSETS, LESS LIABILITIES - 3.6%		27,260,406
NET ASSETS - 100%		$758,289,646

FUTURES CONTRACTS: LONG POSITIONS OPEN AT MARCH 31, 2022
CONTRACTS PURCHASED	ISSUE	EXCHANGE	EXPIRATION	NOTIONAL VALUE [1]	VALUE/UNREALIZED DEPRECIATION
1,900	90 Day Euro Dollar	EUREX	December 2022	462,365,000	$(9,338,538)
2,850	90 Day Euro Dollar	EUREX	December 2024	693,226,875	(6,954,057)

TOTAL LONG POSITIONS					$(16,292,595)

FUTURES CONTRACTS: SHORT POSITIONS OPEN AT MARCH 31, 2022
CONTRACTS SOLD	ISSUE	EXCHANGE	EXPIRATION	NOTIONAL VALUE [1]	VALUE/UNREALIZED APPRECIATION
42	Euro-BUXL (30 Year)	EUREX	June 2022	8,651,317	$634,292
125	U.S. Treasury Notes (10 Year)	CBOT	June 2022	15,359,375	420,379
80	U.S. Ultra Treasury Bonds (10 Year)	CBOT	June 2022	10,837,500	327,612
2,850	90 Day Euro Dollar	EUREX	December 2025	695,471,250	3,414,793

TOTAL SHORT POSITIONS					$4,797,076

CBOT - Chicago Board of Trade

ETF - Exchange-Traded Fund

EUR - Euro

EUREX - Eurex Exchange

EURIBOR - Euro Interbank Offered Rate

G.O. Bond - General Obligation Bond

IO - Interest only

LIBOR - London Interbank Offered Rate

MXN - Mexican Peso

NIBOR - Norwegian Interbank Offered Rate

No. - Number

NOK - Norwegian Krone

Investment Portfolio - March 31, 2022

(unaudited)

REMICS - Real Estate Mortgage Investment Conduits

SEK - Swedish Krona

STIB - Stockholm Interbank Offered Rate

UMBS - Uniform Mortgage-Backed Securities

*Non-income producing security.

1 Amount is stated in USD unless otherwise noted.

2 Security has been valued using significant unobservable inputs.

3 Floating rate security. Rate shown is the rate in effect as of March 31, 2022.

4 Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2022 was $381,963,059, which represented 50.4% of the Series’ Net Assets.

5 Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of such securities at March 31, 2022 was $46,113,129, or 6.1% of the Series’ Net Assets.

6 Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of March 31, 2022.

7 Represents a security purchased on a when-issued basis.

8 Issuer filed for bankruptcy and/or is in default of interest payments.

9 Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of March 31, 2022.

10 Represents a step-up bond that pays initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current coupon as of March 31, 2022.

11 Rate shown is the current yield as of March 31, 2022.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2022 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Energy	$4,870,521	$—	$—	$4,870,521
Preferred securities:
Health Care	2,874,564	2,874,564	—	—
Information Technology	6,526,294	6,526,294	—	—
Debt securities:
Loan Assignments	18,390,044	—	18,390,044	—
U.S. Treasury and other U.S. Government agencies	33,042,638	—	33,042,638	—
States and political subdivisions (municipals)	3,482,956	—	3,482,956	—
Corporate debt:
Communication Services	30,476,633	—	30,476,633	—
Consumer Discretionary	19,120,158	—	19,120,158	—
Consumer Staples	6,965,713	—	6,965,713	—

Investment Portfolio - March 31, 2022

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Energy	$55,073,171	$—	$55,073,171	$—
Financials	60,421,438	—	60,421,438	—
Industrials	56,067,682	—	56,067,682	—
Information Technology	8,978,888	—	8,978,888	—
Materials	12,425,843	—	12,425,843	—
Real Estate	27,224,349	—	27,224,349	—
Utilities	13,845,012	—	13,845,012	—
Asset-backed securities	200,923,286	—	200,923,286	—
Commercial mortgage-backed securities	83,193,355	—	83,193,355	—
Foreign government bonds	12,650,742	—	12,650,742	—
Mutual fund	16,436,910	16,436,910	—	—
Short-Term Investment	58,039,043	58,039,043	—	—
Other financial instruments:*
Interest rate contracts	4,797,076	4,797,076	—	—
Total assets	735,826,316	88,673,887	642,281,908	4,870,521
Liabilities:
Other financial instruments:*
Interest rate contracts	(16,292,595)	(16,292,595)	—	—
Total liabilities	(16,292,595)	(16,292,595)	—	—
Total	$719,533,721	$72,381,292	$642,281,908	$4,870,521

*Other financial instruments are futures (Level 1). Futures are valued at the unrealized appreciation (depreciation) on the instrument.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.